SCHEDULE OF INVENTORIES (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Processed and unprocessed scrap metal	$ 3,193,480	$ 2,240,943	$ 2,889,682
Finished products
Inventories	$ 3,193,480	$ 2,240,943	$ 2,889,682